Revenue	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Revenue
4.	Revenue

	Year Ended December 31, 2018
	Revenue from contracts with customers	Other revenue (a)	Total revenue

Total revenue:

Copper	$899,737	$ (33,195)	$ 866,542

Gold	299,820	609	300,429

Silver	12,946	105	13,051
	$1,212,503	$ (32,481)	$ 1,180,022

	Year Ended December 31, 2017
	Revenue from contracts with customers	Other revenue (a)	Total revenue

Total revenue:

Copper	$766,600	$ 28,963	$ 795,563

Gold	128,346	2,433	130,779

Silver	13,158	280	13,438
	$908,104	$ 31,676	$ 939,780

(a) Other revenue relates to gains (losses) on the revaluation of trade receivables.